Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40212
Entity Registrant Name	Connect Biopharma Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12265 El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
Entity Address, Country	US
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, par value $0.000174 per Share
Trading Symbol	CNTB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	55,102,954
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001835268
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2023
Business Contact Person
Document Information [Line Items]
Entity Address, Address Line One	12265 El Camino Real
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
Entity Address, Country	US
Contact Personnel Name	Dr. Zheng Wei
City Area Code	+1 (858)
Local Phone Number	727-1040
Phone Fax Number Description	+1 (858) 614-7007